ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Schedule of Accrued Expenses and Other Liabilities
The components of accrued expenses and other liabilities are as follows:

	December 31,
	2022	2021

Accrued products and licenses costs	$84.4	$102.5
Marketing expenses payable	8.7	9.8
Income tax payable	34.3	28.1
Legal accrual	32.0	39.5
Other accrued expenses	63.1	58.7

	$222.5	$238.6